Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.1%
1,079	iShares 20+ Year Treasury Bond ETF	$154,383	0.8
2,503	iShares S&P SmallCap 600 Index Fund	194,834	1.0
3,335	Vanguard Global ex-U.S. Real Estate ETF	195,398	1.0
2,094	Vanguard Real Estate ETF	195,266	1.0
7,614	Vanguard Russell 1000 Growth ETF	1,249,914	6.3
8,912	Vanguard Value ETF	994,757	5.0
	Total Exchange-Traded Funds (Cost $2,932,347)	2,984,552	15.1

MUTUAL FUNDS: 84.9%
	Affiliated Investment Companies: 84.9%
30,120	Voya Index Plus LargeCap Portfolio - Class I	797,280	4.0
10,726	Voya Large-Cap Growth Fund - Class R6	493,813	2.5
36,896	Voya MidCap Opportunities Portfolio - Class I	479,273	2.4
75,283	Voya Multi-Manager Emerging Markets Equity Fund - Class I	898,127	4.5
179,954	Voya Multi-Manager International Equity Fund - Class I	1,995,695	10.1
107,410	Voya Multi-Manager International Factors Fund - Class I	1,004,282	5.1
131,669	Voya Multi-Manager Mid Cap Value Fund - Class I	1,324,587	6.7
24,374	Voya Short Term Bond Fund - Class R6	240,574	1.2
38,355	Voya Small Company Portfolio - Class I	600,263	3.0
81,652	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,003,504	5.1
144,323	Voya U.S. Stock Index Portfolio - Class I	2,277,412	11.5
84,255	VY® Invesco Comstock Portfolio - Class I	1,528,379	7.7
56,286	VY® JPMorgan Small Cap Core Equity Portfolio Class I	989,504	5.0
34,577	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	976,456	4.9
66,786	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	770,712	3.9
17,490	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,444,676	7.3

	Total Mutual Funds (Cost $17,451,177)	16,824,537	84.9

	Total Investments in Securities (Cost $20,383,524)	$19,809,089	100.0
	Assets in Excess of Other Liabilities	2,477	0.0
	Net Assets	$19,811,566	100.0

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,984,552	$–	$–	$2,984,552
Mutual Funds	16,824,537	–	–	16,824,537
Total Investments, at fair value	$19,809,089	$–	$–	$19,809,089

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$144,370	$39,530	$(185,858)	$1,958	$-	$-	$15,743	$-
Voya Index Plus LargeCap Portfolio - Class I	1,092,846	437,511	(867,475)	134,398	797,280	12,088	3,609	66,549
Voya Intermediate Bond Fund - Class R6	146,293	492,194	(638,773)	286	-	4,478	7,849	-
Voya International Index Portfolio - Class I	797,012	218,303	(1,141,320)	126,005	-	-	(35,959)	-
Voya Large Cap Value Fund - Class R6	365,899	219,474	(646,981)	61,608	-	2,288	(8,849)	-
Voya Large-Cap Growth Fund - Class R6	801,846	380,811	(896,956)	208,112	493,813	-	(36,910)	-
Voya MidCap Opportunities Portfolio - Class I	657,178	278,239	(521,384)	65,240	479,273	749	14,344	58,205
Voya Multi-Manager Emerging Markets Equity Fund - Class I	871,152	410,937	(552,359)	168,397	898,127	-	(60,282)	-
Voya Multi-Manager International Equity Fund - Class I	1,306,114	787,922	(270,770)	172,429	1,995,695	-	(1,906)	-
Voya Multi-Manager International Factors Fund - Class I	796,941	340,914	(213,990)	80,417	1,004,282	-	(616)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,018,729	419,509	(361,957)	248,306	1,324,587	-	(49,629)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	364,843	98,721	(494,268)	30,704	-	-	62,499	-
Voya Short Term Bond Fund - Class R6	-	734,095	(494,212)	691	240,574	3,407	1,994	-
Voya Small Company Portfolio - Class I	1,019,831	421,549	(1,068,019)	226,902	600,263	2,382	(125,882)	80,639
Voya U.S. Bond Index Portfolio - Class I	289,975	330,865	(615,944)	(4,896)	-	2,737	12,042	-
Voya U.S. High Dividend Low Volatility Fund - Class I	364,035	694,525	(1,092,838)	34,278	-	8,320	6,321	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	955,186	-	48,318	1,003,504	-	-	-
Voya U.S. Stock Index Portfolio - Class I	1,110,696	1,950,526	(936,394)	152,584	2,277,412	6,146	(32,888)	123,797
VY® Invesco Comstock Portfolio - Class I	1,109,150	701,251	(285,807)	3,785	1,528,379	7,035	23,040	135,600
VY® JPMorgan Small Cap Core Equity Portfolio Class I	-	1,197,410	(88,777)	(119,129)	989,504	5,171	(9,428)	101,626
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	1,128,123	(137,836)	(13,831)	976,456	3,597	(1,802)	51,407
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	931,243	(99,807)	(60,724)	770,712	-	(1,981)	78,560
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,093,166	575,199	(294,231)	70,542	1,444,676	2,773	(16,453)	160,360
	$13,350,076	$13,744,037	$(11,905,956)	$1,636,380	$16,824,537	$61,171	$(235,144)	$856,743

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $20,864,165.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$157,493
Gross Unrealized Depreciation	(1,212,569)

Net Unrealized Depreciation	$(1,055,076)